Derivatives - Summary of Fair Value Hedge Relationships (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Interest Rate Swap [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Weighted average remaining maturity (In Years)	0 years	7 years 5 months 1 day
Weighted average pay rate	0.00%
Notional amount	$ 0	$ 30,000
Estimated fair value	$ 0	$ 4,520
Interest Rate Swap [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member] | 1 month LIBOR [Member]
Derivative [Line Items]
Weighted average pay rate		0.65%